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General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, MO 63128



                                       May 5, 2004




VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

      Re:     General American Separate Account Eleven
              File No. 333-83625 (General American Destiny)
              Rule 497(j) Certification


Commissioners:

      On behalf of General American Life Insurance Company (the "Company") and General American Separate Account Eleven (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on April 30, 2004.

      If you have any questions, please contact me at (617) 578-3031.

                                       Sincerely,

                                       /s/ John E. Connolly, Jr.

                                       John E. Connolly, Jr.